Taxes (Details) - Schedule of Components of Deferred Tax Assets and Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Components of Deferred Tax Assets And Liabilities [Abstract]
Net operating loss carry forwards	$ 142,115	$ 142,115	$ 384,553
Deferred tax assets, gross	142,115	142,115	384,553
Valuation allowance on net operating loss	(142,115)	(142,115)	$ (384,553)
Deferred tax assets